Segment information (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 58,829,900	$ 65,493,106
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	58,129,408	64,217,607
Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 700,492	$ 1,275,499